Instrument Financing Agreement - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Aug. 27, 2022	Apr. 27, 2022	Jun. 30, 2023	Jun. 30, 2022	Aug. 24, 2016
Instrument Financing Agreement [Line Items]
Settlement expiration of Investment Financing	three-year
Par value per share					$ 0.001
Number of trading day immediately following the Expiry Date		20 days
Fair value charged to finance expenses			$ 11.0	$ 1.6
Bottom of range [member] | Ordinary shares [Member]
Instrument Financing Agreement [Line Items]
Par value per share	$ 0.0000028
Top of range [member] | Ordinary shares [Member]
Instrument Financing Agreement [Line Items]
Par value per share	$ 7.25
Investor [Member] | Instrument Financing Agreement [Member]
Instrument Financing Agreement [Line Items]
Initial investment received in cash		$ 26.1
Maximum limit of investment		$ 50.0
Percentage of royalty payments		20.00%
Investor [Member] | Royalty Agreement [Member]
Instrument Financing Agreement [Line Items]
Additional investment made by investors				$ 15.4